Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Basic earnings per share
Net income attributable to equity shareholders	$ 400	$ 1,205	$ 1,341	$ 1,605	$ 2,519
Less: Preferred share dividends and premiums	30	31	28	61	51
Net income attributable to common shareholders	$ 370	$ 1,174	$ 1,313	$ 1,544	$ 2,468
Weighted-average common shares outstanding (thousands)	444,739	445,248	444,028	444,997	443,523
Basic earnings per share	$ 0.83	$ 2.64	$ 2.96	$ 3.47	$ 5.56
Diluted earnings per share
Net income attributable to common shareholders	$ 370	$ 1,174	$ 1,313	$ 1,544	$ 2,468
Weighted-average common shares outstanding (thousands)	444,739	445,248	444,028	444,997	443,523
Add: Stock options potentially exercisable (1) (thousands)	302	639	790	439	787
Add: Restricted shares and equity-settled consideration (thousands)	147	144	406	174	445
Weighted-average diluted common shares outstanding (thousands)	445,188	446,031	445,224	445,610	444,755
Diluted earnings per share	$ 0.83	$ 2.63	$ 2.95	$ 3.46	$ 5.55